Long-Term Investment (Details)	12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2023 JPY (¥)	Sep. 14, 2021 USD ($)	Sep. 14, 2021 JPY (¥)
Long-Term Investment [Line Items]
Withdrew amount	$ 93,574			¥ 13,000,000
Impairment loss	55,826
Equity investee’s net income into earnings	$ 2,119	$ 8,402
Ishiyama Real Estate Co. Ltd [Member]
Long-Term Investment [Line Items]
Interest rate on investment					25.00%	25.00%
Initial investment					$ 182,382	¥ 20,000,000